Long-term Investments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Long-term Investments
LONG-TERM INVESTMENTS

($ millions)	2017	2016
Investments in public companies, beginning of year	28.3	22.8
Acquired through capital dispositions	40.2	—
Unrealized gain (loss) recognized in other income (loss)	(3.4)	5.5
Investments in public companies, end of year	65.1	28.3

Investment in private company, beginning of year	7.5	7.5
Unrealized gain (loss) recognized in other income (loss)	—	—
Investment in private company, end of year (1)	7.5	7.5

Long-term investments, end of year	72.6	35.8

(1)
The investment in a private company was previously valued based primarily on recent trading activity in the company’s common shares, which resulted in a Level 2 fair value. At December 31, 2017, the investment was valued based on an estimate of the net asset value of the company’s common shares. Therefore, the fair value was reclassified to Level 3.

a)	Public Companies
The Company holds common shares in publicly traded oil and gas companies. The investments are classified as financial assets at fair value through profit or loss and are fair valued at each period with the resulting gain or loss recorded in net income. At December 31, 2017, the investments were recorded at a fair value of $65.1 million which was $14.4 million more than the original cost of the investments. At December 31, 2016, the investments were recorded at a fair value of $28.3 million which was $17.7 million more than the original cost of the investments.

b)	Private Company
The Company holds common shares in a private oil and gas company. The investment is classified as financial assets at fair value through profit or loss and is fair valued at each period with the resulting gain or loss recorded in net income. At December 31, 2017 and December 31, 2016, the investment was recorded at a fair value of $7.5 million which was $17.5 million less than the original cost of the investment. See Note 24 - "Financial Instruments and Derivatives" for additional information regarding the Company's Level 3 investments.